World Omni Auto Receivables Trust 2011-B	Exhibit 99.1
Monthly Servicer Certificate
November 30, 2014

Dates Covered
Collections Period	11/01/14 - 11/30/14
Interest Accrual Period	11/17/14 - 12/14/14
30/360 Days	30
Actual/360 Days	28
Distribution Date	12/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/14	140,576,236.52	14,043
Yield Supplement Overcollateralization Amount at 10/31/14	1,868,975.46	0
Receivables Balance at 10/31/14	142,445,211.98	14,043
Principal Payments	7,250,137.35	273
Defaulted Receivables	205,620.30	17
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/14	1,698,824.43	0
Pool Balance at 11/30/14	133,290,629.90	13,753

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924

Pool Factor	18.07%

Prepayment ABS Speed	1.09%

Overcollateralization Target Amount	7,242,800.30
Actual Overcollateralization	7,242,800.30

Weighted Average APR	4.22%
Weighted Average APR, Yield Adjusted	5.58%
Weighted Average Remaining Term	28.04

Delinquent Receivables:
Past Due 31-60 days	3,372,895.65	275
Past Due 61-90 days	1,043,006.44	79
Past Due 91 + days	199,938.75	21
Total	4,615,840.84	375

Total 31+ Delinquent as % Ending Pool Balance	3.46%

Recoveries	147,366.55

Aggregate Net Losses/(Gains) - November 2014	58,253.75
Current Net Loss Ratio (Annualized)	0.49%

Cumulative Net Loss as a % Aggregate Starting Principal Balance	0.99%

Flow of Funds	$ Amount

Collections	7,907,527.67
Advances	975.40
Investment Earnings on Cash Accounts	1,220.63
Servicing Fee	(118,704.34)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	7,791,019.36

Distributions of Available Funds
(1) Class A Interest	118,191.12
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	7,148,154.50
(7) Distribution to Certificateholders	493,005.29
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	7,791,019.36

Servicing Fee	118,704.34
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 11/17/14	133,195,984.10
Principal Paid	7,148,154.50
Note Balance @ 12/15/14	126,047,829.60

Class A-1
Note Balance @ 11/17/14	0.00
Principal Paid	0.00
Note Balance @ 12/15/14	0.00
Note Factor @ 12/15/14	0.0000000%

Class A-2
Note Balance @ 11/17/14	0.00
Principal Paid	0.00
Note Balance @ 12/15/14	0.00
Note Factor @ 12/15/14	0.0000000%

Class A-3
Note Balance @ 11/17/14	26,471,984.10
Principal Paid	7,148,154.50
Note Balance @ 12/15/14	19,323,829.60
Note Factor @ 12/15/14	7.9521933%

Class A-4
Note Balance @ 11/17/14	87,531,000.00
Principal Paid	0.00
Note Balance @ 12/15/14	87,531,000.00
Note Factor @ 12/15/14	100.0000000%

Class B
Note Balance @ 11/17/14	19,193,000.00
Principal Paid	0.00
Note Balance @ 12/15/14	19,193,000.00
Note Factor @ 12/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	149,859.57
Total Principal Paid	7,148,154.50
Total Paid	7,298,014.07

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.96000%
Interest Paid	21,177.59
Principal Paid	7,148,154.50
Total Paid to A-3 Holders	7,169,332.09

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	0.00
Total Paid to A-4 Holders	97,013.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00
Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2126500
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.1431972
Total Distribution Amount	10.3558472

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0871506
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	29.4162737
Total A-3 Distribution Amount	29.5034243

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1083334

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 10/31/14	38,284.27
Balance as of 11/30/14	39,259.67
Change	975.40

Reserve Account
Balance as of 11/17/14	1,810,700.07
Investment Earnings	223.24
Investment Earnings Paid	(223.24)
Deposit/(Withdrawal)	-
Balance as of 12/15/14	1,810,700.07
Change	-

Required Reserve Amount	1,810,700.07